UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2015

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2015 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
U.S. Government
Securities Trust

Semiannual Report

June 30, 2015

USGSAN
1264630 Exp. 08.31.16

Morgan Stanley U.S. Government Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	7
Expense Example	8
Investment Advisory Agreement Approval	10
Portfolio of Investments	13
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Notes to Financial Statements	24
Financial Highlights	39
U.S. Privacy Policy	44

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley U.S. Government Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended June 30, 2015

Total Return for the 6 Months Ended June 30, 2015
Class A	Class B	Class L	Class I	Class C*	Barclays U.S. Government/ Mortgage Index[1]	Lipper General U.S. Government Funds Index[2]
–0.42%	–0.40%	–0.55%	–0.27%	–1.21%	0.17%	–0.37%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the six months ended June 30, 2015, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

*  Performance shown for Class C shares is for the period since inception on April 30, 2015. Performance information for very short periods should not be the sole factor in making an investment decision because short-term returns may not be indicative of the fund's long-term performance potential.

Market Conditions

The main themes dominating global markets over the period continued to be central banks' low interest rate policy and investor focus on the readiness of the European Central Bank (ECB) to use "unconventional" measures to fight deflationary pressures in the euro area. In this environment, bond markets were fairly turbulent, especially in the latter half of the period. Despite this volatility, U.S. Treasuries have mainly continued their upward move, on the heels of strong jobs and wage data.

In the mortgage-backed securities (MBS) markets, agency MBS have remained historically expensive, even with recent price declines. While prepayment risk has been substantially reduced with a recent rise in rates and the seasoning of premium loans, extension risk has increased as rates have risen. Despite the end of the Federal Reserve's (Fed) agency MBS purchase program in October, the Fed continues to purchase $20 billion to $30 billion in agency MBS per month to maintain its portfolio at roughly $1.75 trillion. As a result of the Fed owning roughly one-third of the agency mortgage market, money managers, foreign buyers and real estate investment trusts (REITs) have been underweight MBS in aggregate versus their historical levels. With the Fed maintaining its balance sheet position and buying the majority of new mortgage origination, and the rest of the investment community already underweight in mortgages, we believe a steady level of demand appears to exist to support any material weakening of agency mortgages.

Commercial mortgage-backed security (CMBS) prices fell toward the end of the period, particularly for lower-rated classes, as global credit concerns weakened demand. In contrast to the weaker demand and poor price performance in June, fundamental CMBS conditions remain strong, driven by the strengthening U.S. economy. Retail sales were higher, buoying the retail component of CMBS. Hotel occupancy rates have continued to improve. Office vacancy rates were lower at the end of the period and appear likely to decline further. Multi-family rental and occupancy rates have been increasing, driven by the rising housing market and continued tight mortgage lending standards. While spreads were wider in June, we ascribe the majority of this widening to technical supply/demand dynamics rather than changes in the fundamental backdrop for U.S. CMBS.

Performance Analysis

Class A, B, L and I shares of Morgan Stanley U.S. Government Securities Trust underperformed the Barclays U.S. Government/Mortgage Index (the "Index"), while Class A, B and L shares underperformed and Class I shares outperformed the Lipper General U.S. Government Funds Index for the six months ended June 30, 2015, assuming no deduction of applicable sales charges. Class C shares began operations on April 30, 2015 and therefore do not have a full six-month performance history.

The Fund's positioning in commercial mortgage-backed securities and taxable municipal bonds provided the greatest positive contribution to its performance. Additionally, coupon and maturity positioning with the agency MBS sector aided relative performance. However, an underweight to U.S. Treasuries detracted from relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 06/30/15
Agency Fixed Rate Mortgages	32.5%
Short-Term Investments	16.5
Collateralized Mortgage Obligations — Agency Collateral Series	11.0
Municipal Bonds	8.1
Sovereign	7.9
U.S. Treasury Securities	6.9
Asset-Backed Securities	6.1
U.S. Agency Securities	4.4
Commercial Mortgage-Backed Securities	2.4
Agency Bonds — Consumer Discretionary (U.S. Government Guaranteed)	1.3
Agency Bond — Sovereign (U.S. Government Guaranteed)	1.3
Agency Adjustable Rate Mortgages	0.7
Mortgages — Other	0.6
Agency Bond — Finance (U.S. Government Guaranteed)	0.3

+  Does not include open long/short futures contracts with an underlying face amount of $104,689,813 with net unrealized depreciation of $154,925. Does not include open swap agreements with total unrealized depreciation of $430,932.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition data are as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its net assets in a portfolio of U.S. government securities. In making investment decisions, the Fund's "Adviser," Morgan Stanley Investment Management, considers economic developments, interest rate trends and other factors. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed by the U.S. Government or its agencies and instrumentalities or securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. The Fund's investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended June 30, 2015
Symbol	Class A Shares* (since 07/28/97) USGAX		Class B Shares** (since 06/29/84) USGBX		Class L Shares*** (since 07/28/97) USGCX	Class I Shares† (since 07/28/97) USGDX	Class C Shares†† (since 04/30/15) MSGVX
1 Year	1.47 –2.82[4]	%[3]	1.49 –3.48[4]	%[3]	1.13%[3]	1.62 —%[3]	—
5 Years	2.86[3] 1.96[4]		2.89[3] 2.53[4]		2.44[3]	3.11[3] —
10 Years	2.77[3] 2.32[4]		2.82[3] 2.82[4]		2.29[3]	3.02[3] —	—
Since Inception	4.12[3] 3.87[4]		5.81[3] 5.81[4]		3.65[3]	4.36[3] —	–1.21 –2.20[4]	%[3]
Gross Expense Ratio	0.99		0.96		1.22	0.77	1.72

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. Returns for periods less than one year are not annualized. See the Fund's current prospectus for complete details on fees and sales charges. Expenses ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information.

***  Class L has no sales charge.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The Barclays U.S. Government/Mortgage Index includes Treasuries, Government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper General U.S. Government Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/15 – 06/30/15.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	01/01/15	06/30/15	01/01/15 – 06/30/15
Class A
Actual (–0.42% return)	$1,000.00	$995.80	$4.26	@
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.53	$4.31	@
Class B
Actual (–0.40% return)	$1,000.00	$996.00	$4.06	@
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.73	$4.11	@
Class L
Actual (–0.55% return)	$1,000.00	$994.50	$5.69	@
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.09	$5.76	@
Class I
Actual (–0.27% return)	$1,000.00	$997.30	$2.77	@
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.02	$2.81	@
Class C
Actual (–1.21% return)	$1,000.00	$987.90	$2.69	@@
Hypothetical (5% annual return before expenses)	$1,000.00	$1,005.65	$2.72	@@

  @  Expenses are equal to the Fund's annualized expense ratios of 0.86%, 0.82%, 1.15% and 0.56% for Class A, Class B, Class L and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.93%, 0.91%, 1.22% and 0.71% for Class A, Class B, Class L and Class I shares, respectively.

  @@  Expenses are equal to the Fund's annualized expense ratios of 1.62% for Class C shares multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 14.23% for Class C shares.

    Because Class B shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the six months ended June 30, 2015 the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

    The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Investment Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion,

Investment Advisory Agreement Approval (unaudited) continued

the Board concluded that the Fund's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the

Investment Advisory Agreement Approval (unaudited) continued

Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.8%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$500		2.258%	11/01/36	$530,758
1,113		2.405	10/01/36	1,196,807
620		2.662	01/01/38	671,096
2,438	Federal National Mortgage Association, Conventional Pool	2.384	05/01/35	2,600,440
	Total Agency Adjustable Rate Mortgages (Cost $4,926,592)			4,999,101
	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.6%)
6,153	Amal Ltd. (Cayman Islands)	3.465	08/21/21	6,491,360
3,523	Safina Ltd.	2.00	12/30/23	3,517,596
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $9,675,936)			10,008,956
	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
2,056	Washington Aircraft 1 Co., Ltd. (Cost $2,056,356)	2.637	09/15/26	2,088,807
	Agency Bond - Sovereign (U.S. Government Guaranteed) (1.6%)
9,500	Hashemite Kingdom of Jordan Government AID Bond (Cost $9,500,000)	2.503	10/30/20	9,820,986
	Agency Fixed Rate Mortgages (39.3%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
1,794		3.50	08/01/42	1,850,323
3,138		4.00	12/01/41	3,325,669
1,845		5.00	01/01/40	2,050,370
2,127		5.50	11/01/39	2,410,426
193		6.50	03/01/29 - 09/01/32	220,590
536		7.50	05/01/35	654,410
343		8.00	08/01/32	431,492
352		8.50	08/01/31	437,875
	July TBA:
1,940	(a)	3.00	07/01/45	1,928,557
52,520	(a)	3.50	07/01/45	54,034,053
12,868	(a)	4.00	07/01/45	13,609,166

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Federal National Mortgage Association, Conventional Pools:
$5,866		3.00%		05/01/30 - 04/01/43	$5,937,008
11,307		3.50		04/01/29 - 12/01/42	11,745,169
27,236		4.00		11/01/41 - 05/01/45	29,000,767
12,368		4.50		01/01/25 - 07/01/41	13,430,680
7,414		5.00		05/01/35 - 02/01/41	8,264,801
6,543		5.50		03/01/35 - 10/01/35	7,369,317
116		6.50		06/01/29 - 02/01/33	136,358
2		7.00		05/01/31	2,289
902		7.50		08/01/37	1,095,846
683		8.00		04/01/33	846,306
636		8.50		10/01/32	816,354
	July TBA:
1,551	(a)	3.00		07/01/30	1,606,969
878	(a)	3.50		07/01/30	926,043
16,498	(a)	4.50		07/01/45	17,838,463
	Government National Mortgage Association, July TBA:
9,234	(a)	3.50		07/20/45	9,584,400
24,600	(a)	4.00		07/20/45	26,071,678
	Various Pools:
3,899		3.50		12/15/41 - 12/15/43	4,064,588
3,551		4.00		11/20/42	3,779,784
3,228		6.00		03/15/26 - 09/20/34	3,700,791
471		6.50		04/15/19	500,815
206		7.00		03/20/26 - 07/20/29	239,309
6,548		7.50		11/15/32	7,696,331
1,672		8.00		06/15/16 - 08/15/31	1,761,280
2,272		8.50		07/15/30	2,617,948
801		9.00		04/15/16 - 02/15/25	832,761
699		9.50		03/15/16 - 12/15/20	713,872
851		10.00		01/15/16 - 11/15/20	860,743
	Total Agency Fixed Rate Mortgages (Cost $239,322,638)				242,393,601
	Asset-Backed Securities (7.3%)
3,122	American Homes 4 Rent (b)	3.678		12/17/36	3,200,463
2,384	Colony American Homes (b)	1.40	(c)	05/17/31	2,376,110
6,665	Ford Credit Auto Owner Trust (b)	2.26		11/15/25	6,753,804

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Invitation Homes Trust
$3,430	(b)	1.40	(c)%	12/17/30	$3,422,115
4,300	(b)	1.483	(c)	08/17/32	4,323,906
2,156	(b)	1.535	(c)	06/17/32	2,155,405
	North Carolina State Education Assistance Authority
2,275		1.056	(c)	07/25/25	2,288,969
2,287		1.177	(c)	01/26/26	2,299,176
3,366	North Texas Higher Education Authority, Inc.	1.374	(c)	04/01/40	3,398,186
615	Panhandle-Plains Higher Education Authority, Inc.	1.234	(c)	07/01/24	619,423
3,046	SBA Small Business Investment Cos.	2.245		09/10/22	3,038,764
	United States Small Business Administration
3,295		2.42		06/01/32	3,280,055
7,842		2.67		04/01/32	7,971,733
	Total Asset-Backed Securities (Cost $44,704,930)				45,128,109
	Collateralized Mortgage Obligations - Agency Collateral Series (13.3%)
	Federal Home Loan Mortgage Corporation
4,019		1.883		05/25/19	4,058,430
2,665		2.086		03/25/19	2,712,951
3,265		2.355		07/25/22	3,243,020
10,125		2.373		05/25/22	10,110,896
4,700		2.682		10/25/22	4,749,282
5,560		2.699		05/25/18	5,766,351
5,595		2.789		01/25/22	5,731,507
3,550		3.154		02/25/18	3,713,401
4,000		3.32		02/25/23	4,197,674
3,429		3.527	(c)	10/25/23	3,625,917
5,125		3.871		04/25/21	5,563,733
	IO
33,531		0.809	(c)	01/25/21	896,617
	IO REMIC
10,088		5.815	(c)	11/15/43	1,646,828
9,297		5.865	(c)	04/15/39	1,480,366
	Federal National Mortgage Association
134		0.595		08/25/15	134,237
4,516		2.171	(c)	09/25/19	4,590,145
1,720		3.763		06/25/21	1,849,924

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	IO
$13,905		6.203	(c) %	09/25/20	$3,055,142
	IO REMIC
27,128		3.50		02/25/39	3,512,226
16,868		6.363	(c)	08/25/41	3,211,621
	REMIC
587		9.232	(d)	10/25/41	584,134
	Government National Mortgage Association, IO
9,496		3.50		05/20/43	2,036,300
1,457		5.00		02/16/41	309,386
11,060		5.865	(c)	11/16/40	2,161,585
17,596		5.915	(c)	07/16/33	1,700,593
7,609		5.963	(c)	06/20/43	1,306,929
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $74,228,638)				81,949,195
	Commercial Mortgage-Backed Securities (2.9%)
1,853	BWAY Mortgage Trust (b)	2.809		03/10/33	1,852,427
	Citigroup Commercial Mortgage Trust
1,207	(b)	2.11		01/12/30	1,219,225
	IO
13,224		1.675	(c)	11/10/46	936,401
	COMM Mortgage Trust
2,432		3.282		01/10/46	2,464,678
	IO
12,471		1.418	(c)	08/10/46	842,764
32,967	Commercial Mortgage Pass-Through Certificate, IO	1.03	(c)	02/10/47	1,492,091
	GS Mortgage Securities Trust, IO
25,033		1.367	(c)	04/10/47	1,805,084
14,353		1.71	(c)	11/10/46	1,039,050
	JPMBB Commercial Mortgage Securities Trust, IO
34,980		1.232	(c)	01/15/47	2,058,343
10,724		1.751	(c)	11/15/45	697,320

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	WF-RBS Commercial Mortgage Trust, IO
$17,351		0.758	(c)%	08/15/46	$564,756
17,831		1.281	(c)	03/15/46	955,192
21,462		1.748	(c)	12/15/46	1,642,372
	Total Commercial Mortgage-Backed Securities (Cost $17,309,924)				17,569,703
	Mortgages - Other (0.8%)
925	FDIC Guaranteed Notes Trust (b)	0.734	(c)	02/25/48	925,428
1,550	Freddie Mac Structured Agency Credit Risk Debt Note	2.037	(c)	10/25/27	1,524,910
1,869	New Residential Mortgage Loan Trust (b)	3.75	(c)	04/25/52	1,914,136
244	Wells Fargo Mortgage-Backed Securities Trust	2.507	(c)	10/25/33	246,124
	Total Mortgages - Other (Cost $4,635,758)				4,610,598
	Municipal Bonds (9.8%)
3,615	Bay Area Toll Authority	6.263		04/01/49	4,689,812
3,875	City of New York, NY, Series G-1	5.968		03/01/36	4,701,925
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,653,885
5,980	Los Angeles Unified School District	5.75		07/01/34	7,080,738
1,450	Metropolitan Transportation Authority	6.668		11/15/39	1,876,314
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	7,290,101
	Municipal Electric Authority of Georgia
1,760		6.637		04/01/57	2,116,699
3,085		6.655		04/01/57	3,616,114
1,360	New Jersey Transportation Trust Fund Authority	6.561		12/15/40	1,421,513
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267		05/01/27	4,116,804
3,000	New York State Dormitory Authority	5.628		03/15/39	3,529,770
4,500	State Board of Administration Finance Corp., Series A	1.298		07/01/16	4,517,820
2,575	State of Oregon Department of Transportation	5.834		11/15/34	3,152,984

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	State of Washington
$2,440		5.09%	08/01/33	$2,747,904
1,580		5.481	08/01/39	1,880,153
3,800	University of California, CA	3.016	05/15/20	3,962,488
	Total Municipal Bonds (Cost $52,877,792)			60,355,024
	Sovereign (9.5%)
29,130	Egypt Government AID Bonds	4.45	09/15/15	29,371,779
12,059	Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	12,280,270
14,175	Israel Government AID Bond	5.50	09/18/23	17,173,367
	Total Sovereign (Cost $56,217,564)			58,825,416
	U.S. Agency Securities (5.4%)
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,240,751
6,960		4.30	12/15/21	7,777,814
	Tennessee Valley Authority
6,935		5.25	09/15/39	8,456,484
8,085		7.125	05/01/30	11,536,632
	Total U.S. Agency Securities (Cost $29,632,501)			33,011,681
	U.S. Treasury Securities (8.3%)
5,978	U.S. Treasury Bond	3.00	05/15/42	5,858,366
45,000	U.S. Treasury Note (e)	1.50	05/31/19	45,253,125
	Total U.S. Treasury Securities (Cost $50,886,948)			51,111,491
	Short-Term Investments (20.0%)
	U.S. Treasury Securities (18.5%)
114,000	U.S. Treasury Notes (Cost $114,090,703)	0.25	07/31/15 - 11/30/15	114,086,486

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2015 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (1.5%)
9,085	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $9,085,148)		$9,085,148
	Total Short-Term Investments (Cost $123,175,851)		123,171,634
	Total Investments (Cost $719,151,428) (f)	120.9%	745,044,302
	Liabilities in Excess of Other Assets	(20.9)	(128,945,189)
	Net Assets	100.0%	$616,099,113

  AID  Agency for International Development.

  FDIC  Federal Deposit Insurance Corporation.

  IO  Interest Only.

  REMIC  Real Estate Mortgage Investment Conduit.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2015.

  (e)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.

Futures Contracts Open at June 30, 2015:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
338	Long	U.S. Treasury 5 yr. Note, Sep-15	$40,309,141	$(34,984)
125	Long	U.S. Treasury 10 yr. Note, Sep-15	15,771,484	57,111
27	Long	U.S. Treasury Ultra Bond, Sep-15	4,159,688	(108,953)
16	Short	U.S. Treasury Long Bond, Sep-15	(2,413,500)	44,820
192	Short	U.S. Treasury 2 yr. Note, Sep-15	(42,036,000)	(112,919)
		Net Unrealized Depreciation		$(154,925)

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2015 (unaudited) continued

Interest Rate Swap Agreements Open at June 30, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$49,000	3 Month LIBOR	Receive	1.73%	03/09/20	$(322,795)
Morgan Stanley & Co., LLC*	21,600	3 Month LIBOR	Receive	2.49	06/09/25	(108,137)
		Total Unrealized Depreciation				$(430,932)

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  LIBOR  London Interbank Offered Rate.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities June 30, 2015 (unaudited)

Assets:
Investments in securities, at value (cost $710,066,280)	$735,959,154
Investment in affiliate, at value (cost $9,085,148)	9,085,148
Total investments in securities, at value (cost $719,151,428)	745,044,302
Cash	112,575
Receivable from Distributor	583,909
Receivable for:
Investments sold	43,283,005
Interest and paydown	3,071,217
Shares of beneficial interest sold	65,058
Variation margin on open swap agreements	22,313
Dividends from affiliate	698
Prepaid expenses and other assets	123,139
Total Assets	792,306,216
Liabilities:
Payable for:
Investments purchased	174,200,461
Shares of beneficial interest redeemed	764,030
Distribution fee	321,174
Transfer and sub transfer agent fee	255,186
Advisory fee	186,451
Dividends to shareholders	177,148
Administration fee	43,518
Variation margin on open futures contracts	18,077
Accrued expenses and other payables	241,058
Total Liabilities	176,207,103
Net Assets	$616,099,113
Composition of Net Assets:
Paid-in-capital	$740,661,505
Net unrealized appreciation	25,307,017
Accumulated undistributed net investment income	275,988
Accumulated net realized loss	(150,145,397)
Net Assets	$616,099,113
Class A Shares:
Net Assets	$51,831,882
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,910,277
Net Asset Value Per Share	$8.77
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.16
Class B Shares:
Net Assets	$457,677,831
Shares Outstanding (unlimited shares authorized, $0.01 par value)	52,197,923
Net Asset Value Per Share	$8.77
Class L Shares:
Net Assets	$14,914,596
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,687,394
Net Asset Value Per Share	$8.84
Class I Shares:
Net Assets	$91,623,761
Shares Outstanding (unlimited shares authorized, $0.01 par value)	10,442,563
Net Asset Value Per Share	$8.77
Class C Shares:
Net Assets	$51,043
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,774
Net Asset Value Per Share	$8.84

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statement of Operations For the six months ended June 30, 2015 (unaudited)

Net Investment Income: Income
Interest	$8,407,147
Dividends from affiliate (Note 7)	11,172
Total Income	8,418,319
Expenses
Advisory fee (Note 4)	1,347,715
Distribution fee (Class A shares) (Note 5)	68,357
Distribution fee (Class B shares) (Note 5)	455,813
Distribution fee (Class L shares) (Note 5)	38,902
Distribution fee (Class C shares) (Note 5)	18
Administration fee (Note 4)	256,708
Sub transfer agent fees and expenses (Class A shares)	17,573
Sub transfer agent fees and expenses (Class B shares)	191,641
Sub transfer agent fees and expenses (Class L shares)	8,132
Sub transfer agent fees and expenses (Class I shares)	35,691
Transfer agent fees and expenses (Class A shares) (Note 6)	7,943
Transfer agent fees and expenses (Class B shares) (Note 6)	109,870
Transfer agent fees and expenses (Class L shares) (Note 6)	2,219
Transfer agent fees and expenses (Class I shares) (Note 6)	19,221
Transfer agent fees and expenses (Class C shares) (Note 6)	231
Custodian fees	79,579
Shareholder reports and notices	72,167
Professional fees	56,050
Registration fees	27,304
Trustees' fees and expenses	16,438
Other	42,588
Total Expenses	2,854,160
Less: waiver of Advisory fees (Note 4)	(158,436)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(5,241)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(92,990)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(1,792)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(45,242)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(229)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(15,681)
Net Expenses	2,534,549
Net Investment Income	5,883,770
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	2,891,209
Futures contracts	531,508
Swap agreements	(2,580,202)
Net Realized Gain	842,515
Change in Unrealized Appreciation (Depreciation) on:
Investments	(9,171,730)
Futures contracts	(240,442)
Swap agreements	574,749
Net Change in Unrealized Appreciation (Depreciation)	(8,837,423)
Net Loss	(7,994,908)
Net Decrease	$(2,111,138)

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2015	FOR THE YEAR ENDED DECEMBER 31, 2014
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$5,883,770	$13,432,558
Net realized gain	842,515	16,155,181
Net change in unrealized appreciation (depreciation)	(8,837,423)	9,136,779
Net Increase (Decrease)	(2,111,138)	38,724,518
Dividends to Shareholders from Net Investment Income:
Class A shares	(580,075)	(1,468,533)
Class B shares	(5,135,335)	(12,589,631)
Class L shares	(141,728)	(342,021)
Class I shares	(1,147,353)	(2,407,646)
Class C shares	(26)*	—
Total Dividends	(7,004,517)	(16,807,831)
Net decrease from transactions in shares of beneficial interest	(44,282,895)	(82,275,367)
Net Decrease	(53,398,550)	(60,358,680)
Net Assets:
Beginning of period	669,497,663	729,856,343
End of Period (Including accumulated undistributed net investment income of $275,988 and $1,396,735)	$616,099,113	$669,497,663

*  For the period April 30, 2015 through June 30, 2015.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2015 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

On April 30, 2015, the Fund commenced offering Class C shares. The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

(7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

E. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in

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Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1— unadjusted quoted prices in active markets for identical investments

•  Level 2— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3— significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$4,999,101	$—	$4,999,101
Agency Bonds — Consumer Discretionary (U.S. Government Guaranteed)	—	10,008,956	—	10,008,956
Agency Bond — Finance (U.S. Government Guaranteed)	—	2,088,807	—	2,088,807
Agency Bond — Sovereign (U.S. Government Guaranteed)	—	9,820,986	—	9,820,986
Agency Fixed Rate Mortgages	—	242,393,601	—	242,393,601
Asset-Backed Securities	—	45,128,109	—	45,128,109
Collateralized Mortgage Obligations — Agency Collateral Series	—	81,949,195	—	81,949,195
Commercial Mortgage-Backed Securities	—	17,569,703	—	17,569,703

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Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets (cont'd):
Fixed Income Securities (cont'd)
Mortgages — Other	$—	$4,610,598	$—	$4,610,598
Municipal Bonds	—	60,355,024	—	60,355,024
Sovereign	—	58,825,416	—	58,825,416
U.S. Agency Securities	—	33,011,681	—	33,011,681
U.S. Treasury Securities	—	51,111,491	—	51,111,491
Total Fixed Income Securities	—	621,872,668	—	621,872,668
Short-Term Investments
U.S. Treasury Securities	—	114,086,486	—	114,086,486
Investment Company	9,085,148	—	—	9,085,148
Total Short-Term Investments	9,085,148	114,086,486	—	123,171,634
Futures Contracts	101,931	—	—	101,931
Total Assets	9,187,079	735,959,154	—	745,146,233
Liabilities:
Futures Contracts	(256,856)	—	—	(256,856)
Interest Rate Swap Agreements	—	(430,932)	—	(430,932)
Total Liabilities	(256,856)	(430,932)	—	(687,788)
Total	$8,930,223	$735,528,222	$—	$744,458,445

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest

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Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide

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Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

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Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2015.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$101,931	(a)	Variation margin on open futures contracts	$(256,856	)(a)
	Variation margin on open swap agreements	—		Variation margin on open swap agreements	(430,932	)(a)
		$101,931			$(687,788)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAP AGREEMENTS
Interest Rate Risk	$531,508	$(2,580,202)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAP AGREEMENTS
Interest Rate Risk	$(240,442)	$574,749

For the six months ended June 30, 2015, the average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$289,090,000
Swap Agreements:
Average monthly notional amount	$204,772,000

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345%

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Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.37% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class A, 0.86% for Class B and 0.65% for Class I. Effective February 28, 2015, the Adviser/Administrator has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual operating expense will not exceed 0.52% for Class I, 1.12% for Class L and 1.62% for Class C (effective April 30, 2015). The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, $158,436 of advisory fees were waived and $145,494 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.75% (0.65% on amounts over $10 billion) of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

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Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at June 30, 2015.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waiver when they deem that such action is appropriate. For the six months ended June 30, 2015, the distribution fee was accrued for Class B at an annual rate of 0.19%.

At June 30, 2015, included in the Statement of Assets and Liabilities is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of June 30, 2015.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2015, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2015, it received contingent deferred sales charges of $65,137 from certain redemptions of the Fund's Class B shares and received $302 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

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Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015, aggregated $1,599,212,117 and $1,632,096,093, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,589,238,003 and $1,603,810,133, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by $15,681 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

VALUE DECEMBER 31, 2014	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2015
$125,411,933	$46,225,728	$162,552,513	$11,172	$9,085,148

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2015, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $8,035. At June 30, 2015, the Fund had an accrued pension liability of $90,614, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited

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Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2015		FOR THE YEAR ENDED DECEMBER 31, 2014
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	492,615	$4,369,506	1,035,044	$9,066,775
Reinvestment of dividends	62,931	558,489	165,120	1,451,927
Redeemed	(968,629)	(8,585,891)	(2,834,004)	(24,874,715)
Net decrease — Class A	(413,083)	(3,657,896)	(1,633,840)	(14,356,013)
CLASS B SHARES
Sold	24,345	216,850	1,263,320	11,127,378
Reinvestment of dividends	538,960	4,781,284	1,367,099	12,022,245
Redeemed	(4,384,200)	(38,915,370)	(10,597,664)	(93,045,052)
Net decrease — Class B	(3,820,895)	(33,917,236)	(7,967,245)	(69,895,429)
CLASS L SHARES
Sold	11,243	101,301	133,263	1,183,135
Reinvestment of dividends	15,108	135,121	37,842	335,406
Redeemed	(160,171)	(1,435,506)	(411,153)	(3,638,598)
Net decrease — Class L	(133,820)	(1,199,084)	(240,048)	(2,120,057)
CLASS I SHARES
Sold	111,135	990,108	1,879,952	16,604,089
Reinvestment of dividends	120,218	1,067,329	259,334	2,282,852
Redeemed	(857,276)	(7,617,311)	(1,681,251)	(14,790,809)
Net increase (decrease) — Class I	(625,923)	(5,559,874)	458,035	4,096,132
CLASS C SHARES
Sold	5,774 *	51,195 *	—	—
Net decrease in Fund	(4,987,947)	$(44,282,895)	(9,383,098)	$(82,275,367)

*  For the period April 30, 2015 through June 30, 2015.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net

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Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 DISTRIBUTIONS PAID FROM:		2013 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$16,807,831	$—	$20,431,739	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily attributable to losses on paydowns, tax adjustments on swaps and debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2014:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$3,412,103	$15,675,690	$(19,087,793)

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Notes to Financial Statements  ■  June 30, 2015 (unaudited) continued

At December 31, 2014, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,516,034	$—

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $27,696,544 and the aggregate gross unrealized depreciation is $1,803,670 resulting in net unrealized appreciation of $25,892,874.

At December 31, 2014, the Fund had available unused short-term capital losses of $27,065 that do not have an expiration date. In addition, at December 31, 2014, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$1,846,147	December 31, 2015
126,653,201	December 31, 2016
19,682,287	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2014, the Fund utilized capital loss carryforwards of $15,722,078.

During the year ended December 31, 2014, capital loss carryforwards of $19,087,793 expired for Federal income tax purposes.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2014, the Fund deferred to January 1, 2015 for U.S. Federal income tax purposes the following losses:

POST-OCTOBER CURRENCY AND SPECIFIED ORDINARY LOSSES	POST-OCTOBER CAPITAL LOSSES
$—	$1,621,772

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.90		$8.63		$9.03		$8.91		$8.57		$8.41
Income (loss) from investment operations:
Net investment income	0.08		0.17		0.15		0.13		0.21		0.21
Net realized and unrealized gain (loss)	(0.12)		0.31		(0.34)		0.21		0.43		0.21
Total income (loss) from investment operations	(0.04)		0.48		(0.19)		0.34		0.64		0.42
Less dividends from Net investment income	(0.09)		(0.21)		(0.21)		(0.22)		(0.30)		(0.26)
Net asset value, end of period	$8.77		$8.90		$8.63		$9.03		$8.91		$8.57
Total Return(1)	(0.42	)%(5)	5.60%		(2.10)%		3.86%		7.54%		5.03%
Ratios to Average Net Assets:
Net expenses	0.86	%(2)(3)(6)	0.86	%(2)(3)	0.89	%(2)	0.90	%(2)	0.91	%(2)	0.88	%(2)
Net investment income	1.76	%(2)(3)(6)	1.90	%(2)(3)	1.76	%(2)	1.64	%(2)	2.45	%(2)	2.49	%(2)
Rebate from Morgan Stanley affiliate	0.00	%(4)(6)	0.01%		0.01%		0.01%		0.00	%(4)	0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$51,832		$56,270		$68,635		$77,789		$86,792		$103,103
Portfolio turnover rate	248	%(5)	317%		264%		257%		161%		228%

  ^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived/reimbursed by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2015	0.93%	1.69%
December 31, 2014	0.99	1.77

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.90		$8.62		$9.03		$8.91		$8.57		$8.41
Income (loss) from investment operations:
Net investment income	0.09		0.17		0.16		0.14		0.21		0.21
Net realized and unrealized gain (loss)	(0.13)		0.32		(0.36)		0.21		0.43		0.21
Total income (loss) from investment operations	(0.04)		0.49		(0.20)		0.35		0.64		0.42
Less dividends from net investment income	(0.09)		(0.21)		(0.21)		(0.23)		(0.30)		(0.26)
Net asset value, end of period	$8.77		$8.90		$8.62		$9.03		$8.91		$8.57
Total Return(1)	(0.40	)%(6)	5.73%		(2.20)%		3.96%		7.55%		5.05%
Ratios to Average Net Assets:
Net expenses	0.82	%(2)(3)(7)	0.85	%(2)(3)	0.88	%(2)(3)	0.89	%(2)(4)	0.90	%(2)(4)	0.87	%(2)(4)
Net investment income	1.81	%(2)(3)(7)	1.91	%(2)(3)	1.78	%(2)(3)	1.65	%(2)(4)	2.46	%(2)(4)	2.50	%(2)(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.01%		0.01%		0.01%		0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$457,678		$498,350		$551,744		$721,596		$792,405		$881,596
Portfolio turnover rate	248	%(6)	317%		264%		257%		161%		228%

  ^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived/reimbursed by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2015	0.91%	1.72%
December 31, 2014	0.96	1.80
December 31, 2013	1.42	1.24

  (4)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2012	0.97%	1.57%
December 31, 2011	0.94	2.42
December 31, 2010	0.92	2.45

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.97		$8.69		$9.10		$8.98		$8.64		$8.48
Income (loss) from investment operations:
Net investment income	0.07		0.14		0.13		0.09		0.16		0.17
Net realized and unrealized gain (loss)	(0.12)		0.32		(0.36)		0.21		0.43		0.21
Total income (loss) from investment operations	(0.05)		0.46		(0.23)		0.30		0.59		0.38
Less dividends from net investment income	(0.08)		(0.18)		(0.18)		(0.18)		(0.25)		(0.22)
Net asset value, end of period	$8.84		$8.97		$8.69		$9.10		$8.98		$8.64
Total Return(1)	(0.55	)%(5)	5.30%		(2.50)%		3.39%		6.98%		4.50%
Ratios to Average Net Assets:
Net expenses	1.15	%(2)(3)(6)	1.21	%(2)	1.20	%(2)	1.40	%(2)	1.41	%(2)	1.38	%(2)
Net investment income	1.45	%(2)(3)(6)	1.55	%(2)	1.45	%(2)	1.14	%(2)	1.95	%(2)	1.99	%(2)
Rebate from Morgan Stanley affiliate	0.00	%(4)(6)	0.01%		0.01%		0.01%		0.00	%(5)	0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$14,915		$16,334		$17,920		$26,838		$28,448		$32,913
Portfolio turnover rate	248	%(5)	317%		264%		257%		161%		228%

  ^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Class L shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived/reimbursed by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2015	1.22%	1.38%

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.90		$8.63		$9.04		$8.92		$8.58		$8.42
Income (loss) from investment operations:
Net investment income	0.10		0.19		0.18		0.16		0.23		0.23
Net realized and unrealized gain (loss)	(0.12)		0.31		(0.36)		0.21		0.43		0.21
Total income (loss) from investment operations	(0.02)		0.50		(0.18)		0.37		0.66		0.44
Less dividends from net investment income	(0.11)		(0.23)		(0.23)		(0.25)		(0.32)		(0.28)
Net asset value, end of period	$8.77		$8.90		$8.63		$9.04		$8.92		$8.58
Total Return(1)	(0.27	)%(5)	5.83%		(1.98)%		4.21%		7.80%		5.30%
Ratios to Average Net Assets:
Net expenses	0.56	%(2)(3)(6)	0.64	%(2)(3)	0.65	%(2)	0.65	%(2)	0.66	%(2)	0.63	%(2)
Net investment income	2.06	%(2)(3)(6)	2.12	%(2)(3)	2.00	%(2)	1.89	%(2)	2.70	%(2)	2.74	%(2)
Rebate from Morgan Stanley affiliate	0.00	%(4)(6)	0.01%		0.01%		0.01%		0.00	%(4)	0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$91,624		$98,543		$91,558		$114,630		$128,294		$151,694
Portfolio turnover rate	248	%(5)	317%		264%		257%		161%		228%

  ^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  (1)  Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived/reimbursed by the Adviser/ Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2015	0.71%	1.91%
December 31, 2014	0.77	1.99

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	PERIOD FROM APRIL 30, 2015^ TO JUNE 30, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.97
Income (loss) from investment operations:
Net investment income	0.01
Net realized and unrealized loss	(0.12)
Total loss from investment operations	(0.11)
Less dividends from net investment income	(0.02)
Net asset value, end of period	$8.84
Total Return(1)	(1.21	)%(5)
Ratios to Average Net Assets:
Net expenses	1.62	%(2)(3)(6)
Net investment loss	(0.89	)%(2)(3)(6)
Rebate from Morgan Stanley affiliate	0.00	%(4)(6)
Supplemental Data:
Net assets, end of period, in thousands	$51
Portfolio turnover rate	248	%(5)

  ^  Commencement of Operations.

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived/reimbursed by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2015	14.23%	(13.50)%

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley U.S. Government Securities Trust

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Morgan Stanley U.S. Government Securities Trust

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley U.S. Government Securities Trust

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies,

Morgan Stanley U.S. Government Securities Trust

U.S. Privacy Policy (unaudited) continued

your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2015